SEGMENT INFORMATION (10K) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Summary of segment performance
The following tables summarize the segment contribution for the three-month periods ended March 31, 2015 and 2014:

(In thousands)	Three Months Ended March 31, 2015
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$458	$17,987	$7,671	$—	$26,116
Operating costs and expenses	(487)	(19,502)	(9,275)	(3,027)	(32,291)
Depreciation and amortization	(29)	(368)	(670)	(98)	(1,165)
Share in ACL earnings	250	—	—	—	250
Segment contribution	$192	$(1,883)	$(2,274)	$(3,125)	$(7,090)

(In thousands)	Three Months Ended March 31, 2014
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$13	$21,350	$8,909	$—	$30,272
Operating costs and expenses	(183)	(22,936)	(9,376)	(2,627)	(35,122)
Depreciation and amortization	(25)	(665)	(790)	(43)	(1,523)
Share in ACL earnings	305	—	—	—	305
Segment contribution	$110	$(2,251)	$(1,257)	$(2,670)	$(6,068)

The following tables summarize the segment contribution for the years ended December 31, 2014 and 2013:

(In thousands)	Year Ended December 31, 2014
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$8,752	$91,379	$37,558	$—	$137,689
Operating costs and expenses	(6,662)	(85,595)	(41,413)	(11,975)	(145,645)
Depreciation and amortization	(115)	(1,684)	(3,415)	(480)	(5,694)
Goodwill impairment	—	—	(981)	—	(981)
Share in ACL earnings	2,580	—	—	—	2,580
Segment contribution	$4,555	$4,100	$(8,251)	$(12,455)	$(12,051)

(In thousands)	Year Ended December 31, 2013
	IP Licensing	Wholesale	Direct-to- Consumer	Corporate	Total

Revenue	$8,019	$115,397	$41,414	$—	$164,830
Operating costs and expenses	(7,967)	(118,455)	(44,762)	(11,087)	(182,271)
Depreciation and amortization	(89)	(3,115)	(2,931)	(39)	(6,174)
Share in ACL earnings	3,296	—	—	—	3,296
Segment contribution	$3,259	$(6,173)	$(6,279)	$(11,126)	$(20,319)

Reconciliation of total segment contribution to income (loss) before provision for income taxes
A reconciliation of total segment contribution to income (loss) before provision for income taxes is as follows:

(In thousands)	Three Months Ended March 31,
	2015	2014

Total segment loss	$(7,090)	$(6,068)
Interest expense, net	(2,943)	(2,018)
Change in fair value of stock warrants	497	(1,800)
Other expense	(776)	123
Loss before provision for income taxes	$(10,312)	$(9,763)

A reconciliation of total segment contribution to income (loss) before provision for income taxes is as follows:

(In thousands)	Years Ended December 31,
	2014	2013

Total segment loss	$(12,051)	$(20,319)
Interest expense, net	(9,459)	(8,279)
Change in fair value of stock warrants	3,522	201
Loss on extinguishment of debt	(1,457)	—
Other expense	(1,356)	(479)
Loss before provision for income taxes	$(20,801)	$(28,876)

Revenue by geographical location
Total revenue by geographical location is as follows:

(In thousands)	Years Ended December 31,
	2014	2013

United States	$112,325	$138,964
United Kingdom	23,501	24,103
Other	1,863	1,763
Net Revenues	$137,689	$164,830

Assets by segment
Total assets by segment are as follows:

(In thousands)	March 31,	December 31,
	2015	2014

IP Licensing	$24,820	$30,197
Wholesale	140,141	140,935
Direct-to-Consumer	9,009	12,049
Corporate	4,398	8,873
	$178,368	$192,054

Total assets by segment are as follows:

(In thousands)	December 31,
	2014	2013

IP Licensing	$30,197	$36,127
Wholesale	140,935	160,968
Direct-to-Consumer	12,049	15,964
Corporate	8,873	7,211
	$192,054	$220,270

Long-lived assets by geographical location
Long-lived assets by geographical location are as follows:

(In thousands)	December 31,
	2014	2013

United States	$111,445	$127,260
United Kingdom	39,400	45,310
Other	1,496	1,586
Total long-lived assets	$152,341	$174,156

Long-lived assets include goodwill, other intangibles assets, equity investment in ACL, investments in content, and property, equipment and improvements.